  As filed with the Securities and Exchange Commission on September 24, 2002

                                                    1933 Act File No. 333-97975
                                                    1940 Act File No. 811-21098
================================================================================

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-2

                           (CHECK APPROPRIATE BOXES)

                            REGISTRATION STATEMENT
                     UNDER THE SECURITIES ACT OF 1933 [X]


                       Pre-Effective Amendment No. 2 [X]

                      Post-Effective Amendment No.   [_]
                                    and/or
                         REGISTRATION STATEMENT UNDER
                    THE INVESTMENT COMPANY ACT OF 1940 [X]

                              AMENDMENT NO. 5 [X]

                         Real Estate Income Fund Inc.
               Exact Name of Registrant as Specified in Charter

                               125 Broad Street
                           New York, New York 10004
  Address of Principal Executive Offices (Number, Street, City, State and Zip
                                     Code)

                                (212) 291-3776
              Registrant's Telephone Number, including Area Code

                         Christina T. Sydor, Secretary
                      300 First Stamford Place, 4th Floor
                            Stamford, CT 06902-6732
Name and Address (Number, Street, City, State and Zip code) of Agent for Service

                         Copies of Communications to:

              Burton M. Leibert, Esq.    Thomas A. DeCapo, Esq.
             Willkie Farr & Gallagher     Skadden, Arps, Slate,
                787 Seventh Avenue         Meagher & Flom LLP
             New York, New York 10019       One Beacon Street
                                          Boston, Massachusetts
                                                  02108

   Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

   If any of the securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

================================================================================

                                                              Proposed       Proposed
                                                  Amount      Maximum        Maximum      Amount of
                                                  Being    Offering Price   Aggregate    Registration
     Title of Securities Being Registered       Registered  Per Unit(1)   Offering Price    Fee(2)
     ------------------------------------       ---------- -------------- -------------- ------------
Taxable Auction Rate Preferred Stock, par value
  $.001 per share, Series M....................   2,600       $25,000      $65,000,000      $5,980

================================================================================
(1) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457 (c) under the Securities Act of 1933, as amended.

(2) Previously paid.


   The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

   This filing contains only the exhibits that have not been previously filed.



                              Part A--Prospectus



   Incorporated by reference to Part A filed with the Registrant's Pre-Effective Amendment No. 1 to Form N-2 (File Nos. 333-97975, 811-21098) on September 23, 2002.



                  Part B--Statement of Additional Information



   Incorporated by reference to Part B filed with the Registrant's Pre-Effective Amendment No. 1 to Form N-2 (File Nos. 333-97975, 811-21098) on September 23, 2002.

                                    PART C

                               OTHER INFORMATION


Item 24:  Financial Statements and Exhibits

1.  Financial Statements

    Financial Statements included in Part A of this Registration Statement:

       None

    Financial Statements included in Part B of this Registration Statement:

       Statement of assets and liabilities

       Statement of operations

2.  Exhibits:

    a.   (1)  Amended and Restated Articles of Incorporation.**

         (2)  Form of Articles Supplementary Creating and Fixing the Rights of Taxable Auction Rate Preferred
              Stock.*

    b.   By-Laws.***

    c.   Not applicable.

    d.   (1)  Specimen Certificate of Common Stock, par value $.001 per share.**

         (2)  Form of Specimen Stock Certificate representing shares of Preferred Stock, par value $.001 per share.*

    e.   Terms and Conditions of Dividend Reinvestment Plan.**

    f.   Not applicable.

    g.   (1)  Form of Investment Management Agreement.**

         (2)  Form of Waiver Reliance Letter.**

         (3)  Form of Sub-Investment Advisory Agreement.**

    h.   (1)  Form of Underwriting Agreement for the issuance of Common Stock.****

         (2)  Form of Master Agreement Among Underwriters for the issuance of Common Stock.***

         (3)  Form of Master Selected Dealer Agreement for the issuance of Common Stock.***

         (4)  Form of Underwriting Agreement for the issuance of Preferred Stock.

    i.   Not applicable.

    j.   (1)  Master Custodian Agreement.**

         (2)  Additional Fund Letter.**

    k.   (1)  Form of Transfer Agency Agreement.**

         (2)  Form of Auction Agency Agreement between the Fund and Deutsche Bank Trust Company
              Americas.

         (3)  Form of Broker-Dealer Agreement between the Fund and Salomon Smith Barney Inc.

         (4)  Form of Letter of Representations.


      l.  (1)  Opinion and Consent of Willkie Farr & Gallagher.

          (2)  Opinion and Consent of Venable, Baetjer and Howard, LLP.

      m.  Not applicable.

      n.  Consent of KPMG LLP.*

      o.  Not applicable.

      p.  Subscription Agreement.**

      q.  Not applicable.

      r.  (1)  Personal Investment Policy of Fund and Investment Manager.***

          (2)  Code of Ethics of Sub-Adviser.**

          (3)  Personal Investment Policy of Principal Underwriter.***

          (99) Powers of Attorney of Board of Directors.***

--------

* Previously filed as Exhibit to Pre-Effective Amendment No. 1 to the Fund's Registration Statement under the Securities Act of 1933, as amended (1933 Act File No. 333-97975) and Registration Statement under the Investment Company Act of 1940, as amended (1940 Act File No. 811-21098) filed with the Securities and Exchange Commission on September 23, 2002.

** Previously filed as Exhibit to Pre-Effective Amendment No. 2 to the Fund's Registration Statement under the Securities Act of 1933, as amended (1933 Act File No. 333-88458) and Registration Statement under the Investment Company Act of 1940, as amended (1940 Act File No. 811-21098) filed with the Securities and Exchange Commission on July 19, 2002.
*** Previously filed as Exhibit to Pre-Effective Amendment No. 1 to the Fund's
    Registration Statement under the Securities Act of 1933, as amended (1933 Act File No. 333-88458) and Registration Statement under the Investment Company Act of 1940, as amended (1940 Act File No. 811-21098) filed with the Securities and Exchange Commission on June 20, 2002.
**** Previously filed as Exhibit to Pre-Effective Amendment No. 3 to the Fund's
     Registration Statement under the Securities Act of 1933, as amended (1933 Act File No. 333-88458) and Registration Statement under the Investment Company Act of 1940, as amended (1940 Act File No. 811-21098) filed with the Securities and Exchange Commission on July 25, 2002.

Item 25:  Marketing Arrangements

   Reference is made to the Form of Underwriting Agreement for the Preferred Shares to be filed as Exhibit h.2.

Item 26:  Other Expenses of Issuance and Distribution

                Securities and Exchange Commission fees $  5,980
                Printing and engraving expenses........   40,000
                Legal Fees.............................  175,000
                Accounting expenses....................   15,000
                Rating Agency Fees.....................   57,500
                Miscellaneous expenses.................    1,520
                                                        --------
                   Total............................... $295,000
                                                        ========

Item 27:  Persons Controlled by or Under Common Control with Registrant

   None.

Item 28:  Number of Holders of Securities

   As of September 17, 2002:

                                                    Number of
                Title of Class                    Record Holders
                --------------                    --------------
                Common Stock, $.001 par value....       20
                Preferred Shares, $.001 par value        0

Item 29:  Indemnification

   Under the Fund's Amended and Restated Articles of Incorporation and By-Laws, the directors and officers of the Fund will be indemnified to the fullest extent allowed in the manner provided by Maryland Law and applicable provisions of the Investment Company Act of 1940, as amended, including advancing of expenses incurred in connection therewith. Indemnification shall not be provided however to any officer or director against any liability to the Registrant or its security-holders to which he or she would otherwise be subject by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

   Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the 1933 Act (other than for expenses incurred in a successful defense) is asserted against the Fund by the directors or officers in connection with the Preferred Shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 30:  Business and Other Connections of Investment Adviser

   The description of the Investment Manager and the Sub-Adviser under the caption "Management of the Fund" in the Prospectus and under the caption "Investment Manager and Sub-Adviser" in the Statement of Additional Information, respectively, constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Investment Manager and the Sub-Adviser, reference is made to the Investment Manager's and the Sub-Adviser's current Forms ADV filed under the Investment Advisers Act of 1940, also incorporated herein by reference.

Item 31:  Location of Accounts and Records

   The accounts and records of the Registrant are maintained at the office of the Investment Manager at 100 First Stamford Place, Stamford, CT 06902.

Item 32:  Management Services

   Not applicable.

Item 33:  Undertakings

   (1) Registrant undertakes to suspend the offering of its shares until it amends its Prospectus if (i) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or
(ii) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

   (2) Not applicable.

   (3) Not applicable.

   (4) Not applicable.

   (5) The Registrant undertakes that:

      a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

      b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

   (6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, 24th day of September, 2002.


                                              REAL ESTATE INCOME FUND INC.

                                              By:      /s/  R. JAY GERKEN
                                                  -----------------------------
                                                   R. Jay Gerken  Chairman and
                                                            President


                                              By:      /s/  RICHARD PETEKA
                                                  -----------------------------
                                                         Richard Peteka
                                                  Treasurer and Chief Financial
                                                             Officer


   Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment has been signed by the following persons in the capacities and on the dates indicated.


        Signature                     Title                       Date
        ---------                     -----                       ----

   /s/  R. JAY GERKEN   Director and Chairman of the Board September 24, 2002
  ---------------------
      R. Jay Gerken

            *           Director                           September 24, 2002
  ---------------------
   Allan J. Bloostein

            *           Director                           September 24, 2002
  ---------------------
     Dwight B. Crane

            *           Director                           September 24, 2002
  ---------------------
     Paolo M. Cucchi

            *           Director                           September 24, 2002
  ---------------------
    Robert A. Frankel

            *           Director                           September 24, 2002
  ---------------------
       Paul Hardin

            *           Director                           September 24, 2002
  ---------------------
  William R. Hutchinson

            *           Director                           September 24, 2002
  ---------------------
     George M. Pavia




          /s/  R. JAY GERKEN
*By: -------------------------
          R. Jay Gerken,
         Attorney-in-Fact

                               INDEX TO EXHIBITS


  Exhibit
    No.                         Description of Exhibits
  -------                       -----------------------

     h(4) Form of Underwriting Agreement for the issuance of Preferred Stock

     k(2) Form of Auction Agency Agreement between the Fund and Deutsche Bank
          Trust Company Americas

     k(3) Form of Broker-Dealer Agreement between the Fund and Salomon Smith
          Barney Inc.

     k(4) Form of Letter of Representations

     l(1) Opinion and consent of Willkie Farr & Gallagher

     l(2) Opinion and consent of Venable, Baetjer and Howard, LLP